UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-4260
                                   ------------


                       AXP GOVERNMENT INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    8/31/04
                         --------------

Item 1.  Schedule of Investments.

                   AXP(R) SHORT DURATION U.S. GOVERNMENT FUND
                           A FEEDER FUND INVESTING IN
                           GOVERNMENT INCOME PORTFOLIO
                     PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Investments in Securities

Government Income Portfolio

Aug. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (97.7%)
Issuer                 Coupon               Principal        Value(a)
                        rate                 amount

U.S. government obligations & agencies (44.8%)
Federal Farm Credit Bank
   07-17-06             2.13%            $15,100,000        $14,981,465
   10-02-06             2.38              14,600,000(b)      14,502,384
Federal Home Loan Bank
   03-13-06             2.50              64,785,000         64,875,375
   05-15-06             3.00              25,570,000         25,780,364
   09-15-06             2.88              52,000,000(b)      52,255,840
Federal Home Loan Mtge Corp
   01-15-06             5.25              43,500,000         45,227,124
   08-15-06             2.75             120,645,000        121,061,709
   10-27-06             3.00              15,000,000         14,991,506
   02-15-07             2.38              43,625,000(b)      43,184,998
   02-23-07             2.85              21,675,000         21,661,323
   09-15-07             3.50              24,275,000(b)      24,586,133
Federal Natl Mtge Assn
   02-28-06             2.25               6,770,000          6,756,020
   04-13-06             2.15               4,500,000          4,479,795
   02-15-07             2.38              29,035,000(b)      28,734,226
   03-02-07             3.00              16,000,000(g)      16,058,192
   05-15-08             6.00              17,850,000         19,518,600
Student Loan Mtge Assn
   12-15-32             2.25              16,325,000(d)      16,279,943
   03-15-33             2.16              14,800,000(d)      14,768,772
U.S. Treasury
   11-15-05             5.75              85,235,000         88,967,355
   12-31-05             1.88             115,920,000        115,557,750
   01-31-06             1.88              35,570,000         35,436,613
   03-31-06             1.50              47,000,000         46,482,248
   11-15-06             3.50              87,865,000(m)      89,769,913
   08-15-07             3.25              40,250,000(b,m)    40,839,582
   08-15-14             4.25               6,000,000(b)       6,060,000
Total                                                       972,817,230

Commercial mortgage-backed/Asset-backed
securities (3.1%)(f)
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3
   03-06-09             3.00              12,000,000         12,010,800
Centex Home Equity
  Series 2001-A Cl A4
   07-25-29             6.47               5,753,235          5,896,915
Conseco Finance
  Series 2000-D Cl A4
   12-15-25             8.17               1,908,121          1,933,249
KSL Resorts
  Series 2003-1A Cl A
   05-15-13             2.15               7,400,000(d,e)     7,402,399
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A2
   06-15-26             4.90               9,600,000         10,009,929
  Series 2004-C6 Cl A2
   08-15-29             4.19               6,165,000          6,230,904
Residential Asset Securities
  Series 2002-KS1 Cl AI4
   11-25-29             5.86              23,400,000         23,684,075
Total                                                        67,168,271

Mortgage-backed securities (49.8%)(f,h)
Federal Home Loan Mtge Corp
   09-01-09             6.50                 439,190            469,891
   10-01-10             7.00               1,370,199          1,454,155
   03-01-12             7.50               5,359,863          5,739,344
   07-01-12             5.50                 634,436            662,292
   02-01-13             5.00               4,228,468          4,360,278
   04-01-13             4.50               2,839,682          2,895,033
   04-01-13             5.00               3,684,944          3,799,810
   05-01-13             4.50              24,744,350         25,227,079
   01-01-14             4.00              12,930,794         12,932,256
   05-01-14             4.00               9,763,751          9,720,840
   06-01-15             7.50              10,683,647         11,493,859
   04-01-17             6.50              31,721,695         33,919,311
   07-01-17             6.50              16,467,884         17,507,334
   11-01-17             5.50              10,636,848         11,026,383
   07-01-24             8.00                 728,067            794,884
   01-01-25             9.00                 980,248          1,101,834
   06-01-25             8.00                 814,465            889,923
   08-01-25             8.00                 207,570            226,801
   05-01-26             9.00               1,655,815          1,863,183
   08-01-34             5.21               6,350,000(l)       6,433,823
  Collateralized Mtge Obligation
   12-15-08             6.00              10,430,618         10,851,442
   03-15-12             5.00              17,190,107         17,580,964
   04-15-12             5.00              21,038,451         21,738,699
   10-15-15             5.00              29,046,000         30,210,641
   01-15-16             5.00               9,125,000          9,473,333
   02-15-16             5.00              92,636,488         29,737,847
   06-15-16             7.00              14,311,925         15,323,174
   08-15-16             4.00              13,116,306         13,083,380
   04-15-19             4.50               2,202,513          2,199,286
   02-15-20             4.50              15,450,000         15,542,040
   03-15-25             5.50              13,005,158          1,275,669
  Interest Only
   12-15-12            12.70              16,074,604(j)         958,554
   02-15-14             7.40              13,224,388(j)       1,096,170
   06-15-18             8.78              10,283,181(j)         697,574
   01-01-20             0.00                  20,546(j)           3,865
  Interest Only/Inverse Floater
   03-15-32             6.35               4,490,906(i,j)       411,754
Federal Natl Mtge Assn
   09-01-07             8.50                 188,794            193,662
   10-01-07             7.50                 628,720            654,657
   12-01-08             7.50               1,005,581          1,047,064
   01-01-09             5.74               3,240,376          3,472,588
   05-01-09             7.50               2,178,737          2,268,618
   10-01-09             7.11               4,304,223          4,874,859
   01-01-10             5.00               1,209,320          1,239,772
   07-01-11             7.50               1,007,592          1,072,996
   11-01-12             5.00                 876,374            903,693
   12-01-12             5.00               1,384,210          1,441,492

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   GOVERNMENT INCOME PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Issuer                 Coupon               Principal        Value(a)
                        rate                 amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   04-01-13             5.50%            $16,757,596        $17,493,358
   05-01-13             5.00              20,705,559         21,350,991
   05-01-13             5.50               5,149,612          5,397,565
   05-01-13             6.00               1,127,463          1,187,377
   06-01-13             5.00               3,624,135          3,737,107
   08-01-13             4.50               9,910,207         10,103,379
   10-01-13             6.00               3,362,878          3,541,585
   12-01-13             5.50               1,687,560          1,756,955
   01-01-14             5.50                 985,299          1,025,816
   01-01-14             6.00                 578,724            609,478
   03-01-14             6.00               1,225,622          1,290,753
   06-01-14             6.50              10,700,153         11,379,350
   08-01-14             6.50                 578,428            615,053
   08-01-15             5.50              22,033,250         22,939,291
   06-01-17             6.00              16,795,980         17,711,976
   06-01-17             6.50               3,949,550          4,196,565
   06-01-17             7.00                 967,931          1,027,743
   07-01-17             6.00              35,474,938         37,448,168
   08-01-17             5.50              24,380,897         25,343,488
   08-01-17             6.00              15,015,623         15,802,865
   08-01-17             7.00               1,705,630          1,811,028
   09-01-17             6.00                 516,746            543,169
   11-01-17             5.50              24,010,386         24,940,850
   11-01-17             6.00               2,347,390          2,488,145
   01-01-18             5.50               2,238,255          2,325,892
   02-01-18             5.50              15,853,229         16,472,473
   03-01-18             5.50               1,657,844          1,719,503
   04-01-18             5.50              14,153,430         14,705,384
   05-01-18             5.50               4,305,978          4,467,305
   06-01-18             5.50               1,007,075          1,045,643
   09-01-19             5.00              10,000,000(g)      10,184,380
   11-01-21             8.00                 293,282            320,771
   11-01-23             6.00               2,146,885          2,240,863
   06-01-24             9.00                 750,444            838,012
   02-01-26             6.00                 129,903            135,278
   05-01-26             7.50               1,217,613          1,312,592
   12-01-28             7.00               2,979,203          3,192,572
   04-01-31             6.50               5,131,578          5,420,943
   09-01-31             7.50               3,553,545          3,821,802
   11-01-31             6.50               2,401,922          2,544,645
   09-01-32             6.50               2,718,829          2,864,492
   11-01-32             7.00                 313,615            334,984
   01-01-33             4.79               3,399,479(l)       3,431,657
   02-01-33             4.85              18,675,943(l)      19,056,538
   04-01-33             4.38              14,365,028(l)      14,458,257
   04-01-33             4.59              10,836,515(l)      10,979,834
   04-01-33             4.88              11,170,323(l)      11,545,578
   05-01-33             4.60               8,877,623(l)       8,996,619
   07-01-33             4.45               5,450,430(l)       5,537,000
   07-01-33             4.46              13,420,948(l)      13,588,530
   07-01-33             4.97               7,368,410(l)       7,251,878
   08-01-33             3.06               1,210,444(l)       1,205,014
   08-01-33             4.12               3,551,382(l)       3,538,588
   09-01-33             4.20               3,307,238(l)       3,299,216
   08-01-34             4.53               5,269,872(l)       5,246,790
  Collateralized Mtge Obligation
   03-25-13             4.50               7,846,511          8,019,875
   10-25-13             5.00              22,310,870         23,081,578
   12-25-13             4.50              21,428,571         21,958,895
   05-25-16             4.00              11,160,000         11,209,010
   07-25-16             4.00              11,000,000         10,945,270
   10-25-19             4.50              14,800,000         14,913,492
   07-25-23             5.50              21,000,000         21,924,471
   12-25-26             8.00               5,082,917          5,533,826
   06-25-33             6.93               6,120,557(l)       6,221,986
   11-25-33             2.91              13,202,000         13,214,383
   04-25-34             5.50               4,981,314          5,144,873
   05-25-34             3.75              10,100,000         10,107,015
   06-25-34             5.00              12,750,000         13,186,130
   05-25-42             5.30              11,500,000         11,705,484
   07-25-42             5.50              18,703,334         18,816,013
   10-25-42             7.50               5,758,264          6,262,852
   08-25-43             4.61               7,825,000          8,012,409
   06-25-44             7.50               6,310,183          6,846,864
  Interest Only
   05-25-12             0.00                 382,672(j)           1,750
   12-25-12            13.29              12,677,870(j)         781,969
   11-25-13            10.08              10,950,000(j)       1,188,018
   08-01-18             0.00                  10,681(j)           1,976
   01-15-20             0.00                 432,196(j)          84,641
   07-25-22             0.00               1,448,185(j)         238,452
   03-25-23             7.94               3,354,525(j)         602,753
  Interest Only/Inverse Floater
   02-25-32             0.00               8,321,569(i,j)       720,878
  Principal Only
   06-25-21             1.79                  63,990(k)          59,707
GMAC Mtge Corporation Loan Trust
  Series 2004-AR2 Cl 3A
   08-19-34             4.45               7,998,336          8,033,346
Govt Natl Mtge Assn
   08-15-13             6.00               1,926,106          2,032,535
   09-15-14             6.00              11,278,257         11,901,438
   06-15-33             7.00               4,643,081          4,974,082
  Collateralized Mtge Obligation
   11-20-13             5.50               7,939,164          8,196,607
   07-16-21             3.41              13,500,000         13,378,613
   09-16-21             3.23              14,000,000         13,819,434
  Interest Only
   03-20-29             7.17               6,900,000(j)         722,735
GSR Mtge Loan Trust
  Series 2004-10F Cl 1A1
   08-25-19             4.50               4,000,000          3,978,906
Harborview Mtge Loan Trust
  Series 2004-4 Cl 3A
   06-19-34             2.98              11,500,037         11,416,751
Residential Accredit Loans
  Series 2003-QS17 Cl CB7
   09-25-33             5.50               5,800,081          5,908,312
Structured Asset Securities
  Series 2004-12H Cl 2A
   04-25-34             5.59               9,913,982         10,293,444
Washington Mutual
  Series 2002-AR15 Cl A5
   12-25-32             4.38              10,096,766         10,181,672
Total                                                     1,081,319,639

Total bonds
(Cost: $2,120,354,481)                                   $2,121,305,140

Option purchased (--%)
Issuer            Notional       Exercise    Expiration       Value(a)
                                  amount        price           date

Put
Dec. U.S. Treasury Note Futures
  10-year        $53,800,000       $108       Nov. 2004       $168,125

Total option purchased
(Cost: $588,966)                                               $168,125

Short-term securities (9.7%)(c,n)
Issuer                Effective              Amount          Value(a)
                        yield              payable at
                                            maturity

U.S. government agencies (3.4%)
Federal Home Loan Disc Nt
   10-26-04             1.57%            $30,000,000        $29,927,016
Federal Natl Mtge Assn Disc Nt
   10-20-04             1.60              45,000,000         44,899,999
Total                                                        74,827,015

Commercial paper (6.3%)
Bear Stearns
   09-03-04             1.50              40,000,000         39,995,001
   09-21-04             1.53              40,000,000         39,964,300
Deutsche Bank Financial LLC
   09-01-04             1.57              39,800,000         39,798,264
Household Finance
   09-01-04             1.58              16,900,000         16,899,258
Total                                                       136,656,823

Total short-term securities
(Cost: $211,491,333)                                       $211,483,838

Total investments in securities
(Cost: $2,332,434,780)(o)                                $2,332,957,103

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   --   GOVERNMENT INCOME PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2004.

(b)  Security is partially or fully on loan.

(c) Cash collateral received from security lending activity is invested in short-term securities and represents 6.7% of this category. 3.0% of the short-term securities is the Fund's cash equivalent position.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of Aug. 31, 2004, the value of these securities amounted to $38,451,114 or 1.8% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Aug. 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $26,123,351.

(h) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment as of Aug. 31, 2004:

     Security                                    Principal      Settlement      Proceeds        Value
                                                  amount           date        receivable
     Federal Natl Mtge Assn
        09-01-19 6.00%                          $21,000,000       9-20-04      $21,951,563   $22,043,448

(i) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 2004. As of Aug. 31, 2004, the value of inverse floaters represented 0.1% of net assets.

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows as of Aug. 31, 2004.

(k) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows as of Aug. 31, 2004.

(l) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(m) Partially pledged as initial deposit on the following open interest rate futures contracts:

     Type of security                                          Notional amount

     Purchase contracts
     Eurodollar, March 2005, 90-day                               $ 18,250,000
     Eurodollar, June 2005, 90-day                                  18,250,000
     Eurodollar, Sept. 2004, 90-day                                  3,000,000
     Eurodollar, Sept. 2005, 90-day                                 12,500,000
     Eurodollar, Dec. 2004, 90-day                                  18,250,000
     Eurodollar, Dec. 2005, 90-day                                  12,500,000
     U.S. Long Bond, Dec. 2004, 20-year                             24,100,000
     U.S. Treasury Note, Dec. 2004, 2-year                          31,800,000

     Sale contracts
     U.S. Treasury Note, Sept. 2004, 5-year                        153,000,000
     U.S. Treasury Note, Sept. 2004, 10-year                         8,800,000
     U.S. Treasury Note, Dec. 2004, 5-year                          99,400,000
     U.S. Treasury Note, Dec. 2004, 10-year                          7,800,000

(n) At Aug. 31, 2004, cash or short-term securities were designated to cover open put options on futures written as follows:

     Issuer                                      Notional        Exercise      Expiration     Value(a)
                                                  amount           price          date
     U.S. Treasury Note Dec. 2004, 10 year      $53,800,000        $106         Nov. 2004      $75,659

(o) At Aug. 31, 2004, the cost of securities for federal income tax purposes was approximately $2,332,435,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 12,390,000
     Unrealized depreciation                                       (11,868,000)
                                                                   -----------
     Net unrealized appreciation                                  $    522,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

                                                             S-6042-80 A (10/04)

                               PORTFOLIO HOLDINGS
                                       FOR
                      AXP(R) U.S. GOVERNMENT MORTGAGE FUND
                               AS OF AUG. 31, 2004

Investments in Securities

AXP U.S. Government Mortgage Fund

Aug. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (98.4%)
Issuer                   Coupon               Principal            Value(a)
                          rate                 amount

Commercial mortgage-backed/
Asset-backed securities (1.5%)(f)
Commercial Mtge Pass-Through Certificates
  Series 2004-LB3A Cl A5
   07-10-37               5.44%             $1000,000            $1,045,640
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A7
   06-10-36               5.32              1,000,000             1,041,109
GS Mtge Securities
  Series 2004-GG2 Cl A6
   08-10-38               5.40                700,000               730,394
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A6
   08-15-29               5.02                750,000               758,320
Merrill Lynch Mtge Trust
  Series 2003-KEY1 Cl A4
   11-12-35               5.24              1,000,000             1,036,112
Total                                                             4,611,575

Mortgage-backed securities (96.9%)(f,i)
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00              1,002,786             1,027,856
Bank of American Mtge Securities
  Series 2004-F Cl B1
   07-25-34               4.17                549,230(d)            536,219
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.69                374,926(d)            375,635
  Series 2004-J6 Cl 3A1
   08-25-19               5.00              1,544,038             1,558,272
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.46                374,366(d)            367,815
Federal Home Loan Mtge Corp
   01-01-09               7.00                325,140               345,036
   03-01-10               8.00                553,468               587,219
   06-01-15               7.50              2,115,420             2,275,847
   12-01-16               6.50                574,476               614,052
   02-01-17               6.50              2,253,469             2,406,503
   04-01-17               7.00              1,289,904             1,377,327
   10-01-17               8.00                721,271               782,998
   01-01-18               5.50              1,657,485             1,718,184
   02-01-18               5.50                985,035             1,021,108
   05-01-18               5.00              2,538,455             2,597,082
   08-01-18               5.00              2,713,473             2,778,394
   10-01-18               5.00              3,370,385             3,440,627
   09-01-19               4.50              2,900,000(b)          2,897,280
   09-01-19               5.00              3,000,000(b)          3,054,375
   03-01-22               6.50                807,022               854,274
   04-01-22               6.50              1,110,015             1,182,947
   03-01-30               7.50                494,118               532,011
   12-01-30               5.50              1,924,569             1,966,328
   06-01-31               8.00                661,762               718,211
   07-01-32               7.00                344,375               367,660
   08-01-32               6.50              3,793,727             4,001,852
   04-01-33               6.00              3,238,690             3,368,811
   06-01-33               5.50              2,614,353             2,663,110
   07-01-33               6.00              1,062,788             1,106,760
   08-01-33               5.00              1,811,949             1,802,987
   09-01-33               4.56              1,385,750(d)          1,391,127
   09-01-33               5.00              2,817,222             2,803,289
   08-01-34               5.21                500,000(d)            506,600
   09-01-34               6.50              1,650,000(b)          1,734,563
  Collateralized Mtge Obligation
   02-15-27               5.00              3,200,000             3,297,023
   11-15-28               4.50              1,634,242             1,654,252
   02-15-33               5.50              3,596,346             3,755,426
   02-15-34               5.00                676,397               675,861
  Interest Only
   02-15-14               7.40              1,645,467(g)            136,393
   06-15-18               8.78              1,171,502(g)             79,470
   10-15-22              14.56              1,678,482(g)            145,457
  Interest Only/Inverse Floater
   03-15-32               6.35                863,593(c,g)           79,180
Federal Natl Mtge Assn
   05-01-08               7.75                395,830               420,523
   10-01-09               8.50                178,978               186,703
   08-01-10               7.50                829,569               883,102
   04-01-11               6.50                242,838               258,531
   12-01-13               5.01                546,069               561,539
   02-01-14               4.77              1,989,553             2,023,145
   03-01-14               4.60                497,356               495,785
   04-01-14               4.65                996,788             1,000,665
   05-01-14               4.52                698,293               694,396
   08-01-16               6.50                364,131               389,190
   03-01-17               6.00              1,129,949             1,190,398
   03-01-17               6.50                926,592               990,108
   03-01-17               7.00                 48,661                51,684
   04-01-17               7.50                 95,072               101,019
   05-01-17               6.00                418,178               440,642
   07-01-17               6.00              5,786,523             6,108,388
   08-01-17               5.50              3,008,741             3,127,530
   09-01-17               6.50              2,675,886             2,855,224
   10-01-17               5.50                838,797               871,573
   11-01-17               5.50              2,958,629             3,074,729
   12-01-17               5.50              2,486,597             2,583,811
   12-01-17               6.00              2,882,291             3,029,675
   02-01-18               5.50              3,248,270             3,375,178
   04-01-18               5.50              3,950,735             4,104,924
   05-01-18               5.00              1,990,241             2,032,033
   05-01-18               6.00              1,623,047             1,707,433
   06-01-18               5.00              1,913,429             1,960,179
   07-01-18               4.50                428,883               430,112
   08-01-18               4.50              7,091,001             7,109,313
   10-01-18               5.00              2,775,953             2,834,243
   12-01-18               5.00              2,000,725             2,044,711
   02-01-19               5.00              1,642,129             1,676,611
   09-01-19               5.00              1,900,000(b)          1,935,032
   09-01-22               6.50                831,890               879,442
   11-01-22               6.00              1,052,804             1,099,834
   03-01-23               5.50              2,054,236             2,126,210
   07-01-23               5.00              1,089,485             1,099,512

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   AXP GOVERNMENT MORTGAGE FUND   --   PORTFOLIO HOLDINGS AS OF AUGUST
         31, 2004

Issuer                   Coupon               Principal            Value(a)
                          rate                 amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   08-01-23               5.50%            $4,104,342            $4,222,077
   09-01-23               5.50              3,416,350             3,517,502
   10-01-23               5.50              1,866,477             1,919,782
   04-01-25               8.00              1,314,380             1,452,526
   07-01-28               5.50              1,794,519             1,834,192
   08-01-28               5.50              1,358,431             1,388,463
   09-01-28               7.50              1,632,110             1,761,398
   12-01-28               7.00              1,612,507             1,744,352
   01-01-29               6.00              1,390,785             1,446,069
   03-01-29               6.50              3,518,432             3,728,521
   04-01-29               5.00              1,984,586             1,972,521
   05-01-29               6.00              1,033,323             1,074,398
   06-01-29               6.00              4,993,489             5,206,149
   06-01-29               7.50              1,218,396             1,309,240
   06-01-31               7.00              3,198,731             3,429,036
   09-01-31               7.00              2,782,126             3,003,590
   09-01-31               7.50              2,758,792             2,967,053
   10-01-31               9.50                205,881               229,128
   11-01-31               6.50              1,467,907             1,554,264
   01-01-32               6.00              1,548,911             1,609,553
   01-01-32               6.50                994,922             1,052,543
   03-01-32               7.00              1,128,610             1,216,933
   04-01-32               6.50              2,892,943             3,064,746
   04-01-32               7.00              1,199,230             1,286,613
   05-01-32               6.50              4,250,780             4,488,493
   05-01-32               7.00              3,564,272             3,823,678
   06-01-32               6.50              1,374,490             1,458,226
   08-01-32               6.50              1,760,882             1,864,717
   09-01-32               6.00              2,384,502             2,473,558
   09-01-32               6.50              2,545,738             2,682,128
   10-01-32               5.50                911,943               929,219
   11-01-32               6.00              4,355,672             4,533,791
   12-01-32               6.00              1,928,160             2,000,173
   12-01-32               6.50              1,732,190             1,824,994
   12-01-32               7.50                483,778               519,118
   01-01-33               5.50              1,240,982             1,264,492
   01-01-33               6.00              2,717,642             2,819,140
   01-01-33               7.00              1,350,885             1,438,246
   02-01-33               5.50              2,613,169             2,665,349
   03-01-33               5.50              3,643,251             3,719,354
   03-01-33               6.50                609,780               643,057
   04-01-33               5.50             12,968,336            13,236,297
   04-01-33               6.00                948,657               986,415
   05-01-33               5.50              9,567,980             9,748,848
   05-01-33               6.00              2,219,500             2,305,046
   07-01-33               4.85                770,156(d)            765,820
   07-01-33               5.00              1,602,034(b,d)        1,594,809
   07-01-33               5.50              3,559,658(h)          3,624,499
   07-01-33               5.50                961,759               979,278
   07-01-33               6.00              1,200,639             1,246,829
   08-01-33               5.50              1,378,721             1,403,835
   01-01-34               6.50                942,603               996,454
   03-01-34               5.00              3,398,883             3,383,554
   03-01-34               5.00              1,632,524(b)          1,625,162
   04-01-34               5.00              3,344,015             3,331,241
   09-01-34               5.50              3,995,000(b)          4,056,171
   10-01-34               6.00              4,400,000(b)          4,540,249
  Collateralized Mtge Obligation
   05-25-16               4.00              2,000,000             2,008,783
   12-25-26               8.00                726,131               790,547
   02-25-44               7.00              2,495,847             2,662,939
   06-25-44               7.50                941,818             1,021,920
  Interest Only
   10-25-09               0.00                    270(e,g)               --
   12-25-12              13.29              1,552,392(g)             95,751
Govt Natl Mtge Assn
   04-15-29               6.50                468,323               495,217
   02-15-30               7.00                465,375               497,861
   03-15-30               7.00                548,995               587,318
   12-15-31               6.50                758,537               801,868
   02-15-32               6.50                949,980             1,003,979
   12-15-32               6.00                748,737               779,567
   05-15-33               6.00                969,269             1,007,670
   03-20-34               6.50                414,455               437,450
GRS Mtge Loan Trust
  Series 2004-6F Cl 2A2
   05-25-34               5.50                589,862               612,545
  Series 2004-10F Cl 1A5
   08-25-19               4.50              2,000,000             1,974,375
Master Alternative Loans Trust
  Series 2004-7 Cl 8A1
   08-25-19               5.00                611,573               621,218
  Series 2004-8 Cl 7A1
   09-25-19               5.00                850,000               857,438
Morgan Stanley Mtge Loan Trust
  Series 2004-3 Cl 4A
   04-25-34               5.74              1,536,514             1,567,645
Structured Adjustable Rate Mtge Loan
  Series 2004-5 Cl B1
   05-25-34               4.63                424,662(d)            423,137
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50              2,271,312             2,279,150
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                990,624               977,251
Total                                                           296,805,066

Total bonds
(Cost: $299,247,904)                                           $301,416,641

Short-term securities (6.6%)
Issuer                  Effective              Amount              Value(a)
                          yield              payable at
                                              maturity

U.S. government agency (3.3%)
Federal Natl Mtge Assn Disc Nts
   09-08-04               1.49%            $5,000,000            $4,998,345
   09-27-04               1.51              5,000,000             4,994,337
Total                                                             9,992,682

Commercial paper (3.3%)
CAFCO
   09-01-04               1.58              5,200,000             5,199,772
Citigroup Global Markets
   09-15-04               1.52              5,000,000             4,996,833
Total                                                            10,196,605

Total short-term securities
(Cost: $20,190,143)                                             $20,189,287

Total investments in securities
(Cost: $319,437,931)(j)                                        $321,605,928

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   --   AXP GOVERNMENT MORTGAGE FUND   --   PORTFOLIO HOLDINGS AS OF AUGUST
         31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2004.

(b) At Aug. 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $21,360,521.

(c) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Aug. 31, 2004.

(d) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(e)    Negligible market value.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows as of Aug. 31, 2004.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts:

       Type of security                                          Notional amount

       Purchase contracts
       U.S. Long Bond, Dec. 2004, 20-year                           $12,000,000

       Sale contracts
       U.S. Treasury Note, Sept. 2004, 2-year                        20,000,000
       U.S. Treasury Note, Sept. 2004, 5-year                         3,100,000
       U.S. Treasury Note, Dec. 2004, 2-year                          3,000,000
       U.S. Treasury Note, Dec. 2004, 5-year                          4,000,000

(i) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment as of Aug. 31, 2004:

       Security                   Principal  Settlement   Proceeds      Value
                                   amount       date     receivable
       Federal Natl Mtge Assn
           09-01-34 6.50%        $2,300,000    9-15-04   $2,402,063  $2,414,282

(j) At Aug. 31, 2004, the cost of securities for federal income tax purposes was approximately $319,438,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                     $  3,840,000
       Unrealized depreciation                                       (1,672,000)
                                                                     ----------
       Net unrealized appreciation                                 $  2,168,000
                                                                   ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

                                                             S-6245-80 A (10/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP GOVERNMENT INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 29, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 29, 2004